Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The following summary reflects nonvested restricted stock unit activity for awards issued by Pre-merger ACMP and related information for the six months ended December 31, 2014:

Restricted Stock Units Outstanding	Units	Weighted- Average Fair Value
	(Millions)
Granted	1.3	$59.67
Forfeited	—	$63.89
Vested	—	$63.75
Nonvested at December 31, 2014	1.3	$59.35